Bonds and financing (Tables)	12 Months Ended
Dec. 31, 2020
Bonds and financing
Schedule of bonds and financing
	December 31, 2019	Additions by business combination (i)	Payment of interest	Payment (ii)	Interest accrued	Transfers	December 31, 2020
Bonds with Related Parties	440,947	-	(49,369)	(852,135)	52,900	910,400	502,743
Finance Leases	-	-	(35)	-	35	139	139
Current liabilities	440,947	-	(49,404)	(852,135)	52,935	910,539	502,882

Bonds with Related Parties	1,200,000	-	-	-	-	(910,400)	289,600
Finance	-	998	-	-	-	(139)	859
Non-current liabilities	1,200,000	998	-	-	-	(910,539)	290,459

Total	1,640,947	998	(49,404)	(852,135)	52,935	-	793,341

(i)

On November 21, 2018, MindMakers, which became a subsidiary of the Company in February 2020, entered into a bank credit note (cédula de crédito bancário) in favor of Banco de Desenvolvimento de Minas Gerais S.A. – BDMG, for an aggregate amount of R$1,676, maturing on November 15, 2026. The payment of principal will be made in 72 installments, beginning on December 15, 2020, and ending on November 15, 2026.  Interest will accrue at the long-term interest rate (taxa de juros de longo prazo – TJLP), plus 5% per annum, and will be paid on a monthly basis along with payments of principal.

(ii)

On August 4, 2020, the Company, substantially settled bonds with related parties amounting to R$ 852,135 and R$ 29,864, respectively principal and interest, as follow: 7th Issuance, 1st series – R$ 310,918; 8th Issuance R$ 448,826 and 9th Issuance 115,591. In addition, the Company settled only interest on the following bonds: 7th Issuance, 2nd series – R$4,671 and 6th Issuance, 2nd series – R$ 1,994. This measure is part of a commitment with shareholders through the IPO.

	At December 31, 2018	Capitalization of bonds (i)	Contribution of bonds (ii)	Payment of interest	Interest accrued	Transfers (iii)	December 31, 2019
Bonds	338,556	(186,617)	417,030	(88,732)	63,620	(102,910)	440,947
Finance lease	1,303	-	-	-	-	(1,303)	-
Current liabilities	339,859	(186,617)	417,030	(88,732)	63,620	(104,213)	440,947

Bonds	1,300,000	(1,321,680)	1,118,770	(28,964)	28,964	102,910	1,200,000
Finance leases	18,608	-	-	-	-	(18,608)	-
Non-current liabilities	1,318,608	(1,321,680)	1,118,770	(28,964)	28,964	84,302	1,200,000

Total	1,658,467	(1,508,297)	1,535,800	(117,696)	92,584	(19,911)	1,640,947

(i)

On September 28, 2019, the Cogna Group approved the capitalization of the 4th issuance and 5th issuance private bonds, in the amount of R$1,508,297, increasing the Parent Company’s Net Investment in the combined carve-out financial statements.

(ii)

On November 19, 2019, all rights and obligations related to bonds issued by Saber with third parties were transferred to Cogna, under the condition that R$ 1,535,801 of the amount should be transferred to the Business through the Corporate Restructuring. Through this process, the Business was subject to the following contractual terms: (i) the acceleration of the other debentures originally issued by Saber; (ii) the grant by us of any liens on our assets or capital stock; (iii) a change in control by Cogna of Saber’s subsidiaries, subject to certain exceptions, Additionally, we have agreed until the maturity of the private debentures that: (i) we will allocate at least 50% of the use of proceeds from any liquidity event to repay such debentures; (ii) we will not obtain any new loans unless the proceeds of such loans are directed to repay our debentures with Cogna; and (iii) we will not pledge shares and/or dividends.

(iii)	Due to the adoption of IFRS 16, ‘Finance Leases’ balances were transferred to “Lease Liabilities”.

Schedule of bonds' description
As of December 31, 2020
Subscriber	Related Parties	Related Parties	Related Parties	Related Parties
Issuance	5th	5th	6th	7th
Serie	Serie 1	Serie 2	Serie 2	Single
Date of issuance	03/15/2018	08/15/2018	08/15/2017	08/15/2018
Maturity Date	03/15/2021	08/15/2023	08/15/2022	08/16/2021
First payment after	60 months	60 months	60 months	36 months
Remuneration payment	Semi-annual interest	Semi-annual interest	Semi-annual interest	Semi-annual interest
Financials charges	CDI + 1.15% p.a.	CDI + 1.00% p.a.	CDI + 1.70% p.a.	CDI + 1.15% p.a.

Principal amount (in million R$)	100	100	200	378

Schedule of bonds and financing maturities
	December 31, 2020
Maturity of installments	Total	%
2021	502,882	63.4%
2022	238,881	30.1%
2023	51,051	6.4%
2024 onwards	527	0.1%
Total non-current liabilities	290,459	36.6%

	793,341	100.0%

	December 31, 2019
Maturity of installments	Total	%
2020	440,947	26.9%
2021	1,000,000	60.9%
2022	100,000	6.1%
2023 onwards	100,000	6.1%
Total non-current liabilities	1,200,000	73.1%

	1,640,947	100.0%